Legal, competition and regulatory matters (Narrative) (Details) £ in Millions, $ in Millions		1 Months Ended							3 Months Ended	12 Months Ended									48 Months Ended
		Mar. 31, 2018 GBP (£)	Feb. 28, 2018 USD ($)	Nov. 30, 2017 GBP (£)	Jan. 31, 2017 USD ($)	Feb. 28, 2016 USD ($)	Sep. 30, 2013 GBP (£)	Oct. 31, 2008 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($) lawsuits	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 USD ($)	Nov. 30, 2008 USD ($)	Apr. 25, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £	[1]									£ 1,706		£ 448		£ 321
Investigations into certain advisory services agreements and other matters and civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										The UK Serious Fraud Office (SFO), the Financial Conduct Authority (FCA), the US Department of Justice (DoJ) and the US Securities and Exchange Commission (SEC) have been conducting investigations into two advisory services agreements entered into by Barclays Bank PLC. These agreements were entered into with Qatar Holding LLC (Qatar Holding) in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar.	The UK Serious Fraud Office (SFO), the Financial Conduct Authority (FCA), the US Department of Justice (DoJ) and the US Securities and Exchange Commission (SEC) have been conducting investigations into two advisory services agreements entered into by Barclays Bank PLC. These agreements were entered into with Qatar Holding LLC (Qatar Holding) in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar.
Service agreement fees payable | £								£ 322
Advisory service fees payable, term								5 years
Loans to government																				$ 3,000.0
Information about contingent liabilities that disclosure is not practicable										It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. The financial penalty provided in the FCA’s Notices against Barclays is £50m. PCP has made a claim against Barclays Bank PLC for damages of up to £1,477m plus interest and costs. These amounts do not necessarily reflect Barclays’ potential financial exposure in respect of these matters.	It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. The financial penalty provided in the FCA’s Notices against Barclays is £50m. PCP has made a claim against Barclays Bank PLC for damages of up to £1,477m plus interest and costs. These amounts do not necessarily reflect Barclays’ potential financial exposure in respect of these matters.
SFO Proceedings [member]
Disclosure of contingent liabilities [line items]
Information about contingent liabilities that disclosure is not practicable										In 2017, the SFO charged Barclays PLC with two offences of conspiring with certain former senior officers and employees of Barclays to commit fraud by false representations relating to the Agreements and one offence of unlawful financial assistance in relation to the Loan. In February 2018, the SFO also charged Barclays Bank PLC with the same offence in respect of the Loan. In May 2018, the Crown Court dismissed all charges against Barclays PLC and Barclays Bank PLC, and in October 2018, the High Court denied the SFO’s application to reinstate the charges, which were consequently dismissed.	In 2017, the SFO charged Barclays PLC with two offences of conspiring with certain former senior officers and employees of Barclays to commit fraud by false representations relating to the Agreements and one offence of unlawful financial assistance in relation to the Loan. In February 2018, the SFO also charged Barclays Bank PLC with the same offence in respect of the Loan. In May 2018, the Crown Court dismissed all charges against Barclays PLC and Barclays Bank PLC, and in October 2018, the High Court denied the SFO’s application to reinstate the charges, which were consequently dismissed.
FCA Proceedings and other investigations [Member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning | £							£ 50
Civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										In 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. PCP seeks damages of up to £1,477m (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in October 2019.	In 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. PCP seeks damages of up to £1,477m (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in October 2019.
Loss Contingency, Damages Sought, claimed amounts, Value | £				£ 1,477
Investigations into LIBOR and other benchmarks [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have been conducting investigations relating to Barclays Bank PLC’s involvement in manipulating certain financial benchmarks, such as LIBOR and EURIBOR. In 2012, Barclays Bank PLC announced that it had reached settlements with the Financial Services Authority (FSA) (as predecessor to the FCA), the US Commodity Futures Trading Commission (CFTC) and the DoJ in relation to their investigations concerning certain benchmark interest rate submissions, and Barclays Bank PLC paid total penalties of £290m. The settlement with the DoJ was made by entry into a Non-Prosecution Agreement (NPA) which has now expired. Barclays PLC, Barclays Bank PLC and Barclays Capital Inc. (BCI) have reached settlements with certain other regulators and law enforcement agencies. Barclays Bank PLC continues to respond to requests for information from the SFO in relation to its ongoing LIBOR investigation, including in respect of Barclays Bank PLC.	Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have been conducting investigations relating to Barclays Bank PLC’s involvement in manipulating certain financial benchmarks, such as LIBOR and EURIBOR. In 2012, Barclays Bank PLC announced that it had reached settlements with the Financial Services Authority (FSA) (as predecessor to the FCA), the US Commodity Futures Trading Commission (CFTC) and the DoJ in relation to their investigations concerning certain benchmark interest rate submissions, and Barclays Bank PLC paid total penalties of £290m. The settlement with the DoJ was made by entry into a Non-Prosecution Agreement (NPA) which has now expired. Barclays PLC, Barclays Bank PLC and Barclays Capital Inc. (BCI) have reached settlements with certain other regulators and law enforcement agencies. Barclays Bank PLC continues to respond to requests for information from the SFO in relation to its ongoing LIBOR investigation, including in respect of Barclays Bank PLC.
Information about contingent liabilities that disclosure is not practicable										Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Losses on litigation settlements | £																£ 290
USD LIBOR Cases in MDL Court [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).	The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).
Information about contingent liabilities that disclosure is not practicable										Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Number of lawsuits with specified damages sought | lawsuits															5
USD LIBOR Cases in MDL Court [Member] | Lawsuits with specified damages sought [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value																	$ 1,250.0
USD LIBOR Cases in MDL Court [Member] | Exchange-Based Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											$ 20.0
USD LIBOR Cases in MDL Court [Member] | OTC Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											120.0
USD LIBOR Cases in MDL Court [Member] | Debt Securities Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											7.1
USD LIBOR Cases in MDL Court [Member] | Issued loans linked to USD LIBOR [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											$ 4.0
EURIBOR Case in the SDNY [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements															$ 94.0
Foreign Exchange investigations [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										In 2015 Barclays reached settlements with the CFTC, the DoJ, the NYDFS, the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, Barclays paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions.	In 2015 Barclays reached settlements with the CFTC, the DoJ, the NYDFS, the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, Barclays paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions.
Information about contingent liabilities that disclosure is not practicable										Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have on Barclays’ operating results, cash flows or financial position in any particular period.	Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have on Barclays’ operating results, cash flows or financial position in any particular period.
Losses on litigation settlements															2,380.0
Number of years probation					3 years
Provisions recognised | £									£ 240
Foreign Exchange investigations [Member] | Fines settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements					$ 650.0
Foreign Exchange investigations [Member] | Violation of NPA [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements					$ 60.0
Foreign Exchange investigations [Member] | Disgorgement and restitution settlement [Member]
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value			$ 12.9
Civil actions in respect of Foreign Exchange [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against Barclays and other banks in relation to Foreign Exchange or may do so in the future. Certain of these cases have been dismissed, settled or settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).	Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against Barclays and other banks in relation to Foreign Exchange or may do so in the future. Certain of these cases have been dismissed, settled or settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).
Information about contingent liabilities that disclosure is not practicable										Aside from the settlement described above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	Aside from the settlement described above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Consolidated FX Action [Member] | Barclays Capital Inc [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements															384.0
US residential and commercial mortgage-related activity and litigation [Member] | United States Residential Mortgages [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										There have been various investigations and civil litigation relating to secondary market trading of US Residential Mortgage-Backed Securities (RMBS) and US Commercial Mortgage-Backed Securities (CMBS).	There have been various investigations and civil litigation relating to secondary market trading of US Residential Mortgage-Backed Securities (RMBS) and US Commercial Mortgage-Backed Securities (CMBS).
Information about contingent liabilities that disclosure is not practicable										It is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	It is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Losses on litigation settlements											$ 2,000.0
US residential and commercial mortgage-related activity and litigation [Member] | Private-label securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue																			$ 39,000.0
US residential and commercial mortgage-related activity and litigation [Member] | Other private-label securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue																			34,000.0
US residential and commercial mortgage-related activity and litigation [Member] | Subsquently repurchased [Member]
Disclosure of contingent liabilities [line items]
Revenue																			500,000.0
US residential and commercial mortgage-related activity and litigation [Member] | RMBS Repurchase Requests [Member] | United States Residential Mortgages [Member] | Government sponsored enterprises [Member]
Disclosure of contingent liabilities [line items]
Revenue																			200.0
US residential and commercial mortgage-related activity and litigation [Member] | RMBS Repurchase Requests [Member] | United States Residential Mortgages [Member] | Other customers [Member]
Disclosure of contingent liabilities [line items]
Revenue																			3,000.0
US residential and commercial mortgage-related activity and litigation [Member] | RMBS Repurchase Requests [Member] | Originated and sold to third parties by Acquired Subsidiary [Member]
Disclosure of contingent liabilities [line items]
Revenue											$ 2,100.0								19,400.0
US residential and commercial mortgage-related activity and litigation [Member] | RMBS Repurchase Requests [Member] | Sponsored securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue																			$ 5,000.0
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										In 2014, the New York State Attorney General (NYAG) filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, Barclays’ SEC-registered alternative trading system (ATS). In February 2016, Barclays reached separate settlement agreements with the SEC and the NYAG to resolve those agencies’ claims against Barclays PLC and BCI relating to the operation of LX and paid $35m to each.	In 2014, the New York State Attorney General (NYAG) filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, Barclays’ SEC-registered alternative trading system (ATS). In February 2016, Barclays reached separate settlement agreements with the SEC and the NYAG to resolve those agencies’ claims against Barclays PLC and BCI relating to the operation of LX and paid $35m to each.
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements						$ 35.0					$ 27.0
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [member] | New York Attorney General [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements						$ 35.0					27.0
Electricity market action [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value															$ 139.3
Losses on litigation settlements											$ 29.0		$ 105.0
Electricity market action [Member] | Civil penalty [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements													70.0
Electricity market action [Member] | Disgorgement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements													$ 35.0
American Depositary Shares [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										Barclays PLC and Barclays Bank PLC were named as defendants in a securities class action consolidated in the SDNY that alleged misstatements and omissions in offering documents for certain American Depositary Shares issued by Barclays Bank PLC in April 2008 with an original face amount of approximately $2.5 billion (the April 2008 Offering). The plaintiffs asserted claims under the Securities Act of 1933, alleging misstatements and omissions concerning (amongst other things) Barclays Bank PLC’s exposure to mortgage and credit market risk and its financial condition. In 2017, the SDNY granted the defendants’ motion for summary judgment on all claims against them, a decision affirmed by the appellate court in November 2018.	Barclays PLC and Barclays Bank PLC were named as defendants in a securities class action consolidated in the SDNY that alleged misstatements and omissions in offering documents for certain American Depositary Shares issued by Barclays Bank PLC in April 2008 with an original face amount of approximately $2.5 billion (the April 2008 Offering). The plaintiffs asserted claims under the Securities Act of 1933, alleging misstatements and omissions concerning (amongst other things) Barclays Bank PLC’s exposure to mortgage and credit market risk and its financial condition. In 2017, the SDNY granted the defendants’ motion for summary judgment on all claims against them, a decision affirmed by the appellate court in November 2018.
Information about contingent liabilities that disclosure is not practicable										Absent the summary judgment decision being overturned on appeal, Barclays does not expect the financial impact of the action described to be material to Barclays’ operating results, cash flows or financial position.	Absent the summary judgment decision being overturned on appeal, Barclays does not expect the financial impact of the action described to be material to Barclays’ operating results, cash flows or financial position.
Issued capital																					$ 2,500.0
Civil actions in respect of the US Anti-Terrorism Act [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										Civil complaints against Barclays Bank PLC and other banks allege engagement in a conspiracy and violation of the US Anti-Terrorism Act (ATA). These include various civil complaints filed in the US Federal Courts in the EDNY and SDNY by separate groups of plaintiffs (aggregating over 4,000) alleging that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs’ family members. The plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. In respect of a motion by defendants to dismiss one of the complaints, in July 2018, a magistrate judge (to whom the court referred the motion) issued a recommendation that the motion be denied; the defendants objected to that recommendation; and the motion is pending before the court.	Civil complaints against Barclays Bank PLC and other banks allege engagement in a conspiracy and violation of the US Anti-Terrorism Act (ATA). These include various civil complaints filed in the US Federal Courts in the EDNY and SDNY by separate groups of plaintiffs (aggregating over 4,000) alleging that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs’ family members. The plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. In respect of a motion by defendants to dismiss one of the complaints, in July 2018, a magistrate judge (to whom the court referred the motion) issued a recommendation that the motion be denied; the defendants objected to that recommendation; and the motion is pending before the court.
Information about contingent liabilities that disclosure is not practicable										It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Portuguese Competition Authority investigation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including Barclays, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. Barclays is cooperating with the investigation.	The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including Barclays, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. Barclays is cooperating with the investigation.
Information about contingent liabilities that disclosure is not practicable										It is not currently practicable to provide an estimate of the financial impact of the matter described on Barclays or what effect it might have upon Barclays’ operating results, cash flows or financial position in any particular period.	It is not currently practicable to provide an estimate of the financial impact of the matter described on Barclays or what effect it might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Period under investigation of competition law infringment										11 years	11 years
BDC Finance LLC [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement) when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).	In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement) when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).
Information about contingent liabilities that disclosure is not practicable										It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. BDC has made claims against Barclays totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect Barclays’ potential financial exposure if a ruling were to be made against it.	It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. BDC has made claims against Barclays totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect Barclays’ potential financial exposure if a ruling were to be made against it.
Alleged excess collateral in response to demand																		$ 40.0
Litigation settlements approved, value																		$ 298.0
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £		£ 53
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability										In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. Barclays has appealed HMRC’s decision to the First Tier Tribunal (Tax Chamber).	In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. Barclays has appealed HMRC’s decision to the First Tier Tribunal (Tax Chamber).
Loss Contingency, Damages Sought, claimed amounts, Value | £		181
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | UK Banking Business [member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £		£ 128

[1]

The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expense s categories have been adjusted accordingly.